Additional Information on Operating Expenses by Nature - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of sales [member]
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Full cost reallocation from the aggregate depreciation, amortization and impairment expense	$ 1	$ 9	$ 3